ACCRUED EXPENSES AND OTHER LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Payable And Accrual [Line Items]
Employees and payroll accruals	$ 169	$ 77
Accrued expenses	74	99
Other	12	2
Accrued Liabilities and Other Liabilities, Total	$ 255	$ 178